Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 5,129,869	¥ 5,710,433
Maximum potential payout /Notional total	[1],[2]	197,511,423	204,781,587
Derivative contracts [Member] | Less than 1 yearl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		64,711,689
Derivative contracts [Member] | 1 to 3 yearsl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		57,731,861
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		21,480,183
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		53,587,690
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]	205	242
Maximum potential payout /Notional total	[3]	7,361	¥ 8,422
Standby letters of credit and other guarantees [Member] | Less than 1 yearl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		10
Standby letters of credit and other guarantees [Member] | 1 to 3 yearsl [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		4
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional total		¥ 7,347

[1]	Credit derivatives are disclosed in Note 3. "Derivative instruments and hedging activities" and are excluded from derivative contracts.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	The amounts of collaterals held in connection with standby letters of credit and other guarantees are \6,115 million and \5,506 million as of March 31, 2016 and September 30, 2016, respectively.